Commitments And Contingencies	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies

The Company neither owns nor leases any real or personal property. An officer has provided office services without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the financial statements and accordingly are not reflected herein. The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

a)	On January 10, 2014, the Company entered into a consulting agreement with a consultant who provided consulting services in consideration for $6,000 per month for a 4 month term. The consulting fee is payable as follows:

                           i.      $3,000 per month settled in shares at the end of the term of the contract. The number of shares issuable is equal to $3,000 divided by the average of the 3 lowest trading prices in the last 10 days of each month.

                          ii.      $3,000 per month payable in cash at the end of each month. The company is obligated to issue 93,719 common shares.

As of July 31, 2014, no shares had been issued.

b)	On March 14, 2014, the Company entered into a consulting agreement with the President of the Company for consulting services to be provided over a one-year term in consideration for $1,000 per month for the first month, and $3,000 per month for the following eleven months. The Company will also pay an initial signing bonus of $10,000. In addition, the President of the Company was granted 2,000,000 options to purchase shares of common stock exercisable for a period of two years at a price of $0.70 per share. During the three months ended July 31, 2014, the Company recognized $9,000 in consulting fees under the agreement, and $79,000 for additional consulting fees incurred during the period.
c)	On March 14, 2014, the Company entered into a consulting agreement with the CEO of the Company for consulting services to be provided over a one-year term in consideration for $3,000 per month. The Company will also pay an initial signing bonus of $10,000. In addition, the CEO of the Company was granted 2,000,000 options to purchase shares of common stock exercisable for a period of two years at a price of $0.70 per share. During the three months ended July 31, 2014, the Company recognized $9,000 in consulting fees.

d)	On July 25, 2014, the Company entered into a $10,000 8% Convertible Promissory Note with a non-related third party. Under the terms of the Convertible Promissory Note, all principal and interest matures on July 25, 2015. The third party shall have the right to convert any unpaid sums into common stock of the Company at the rate of the lesser of $.09 per share or 50% of the lowest trade reported in the 10 days prior to date of conversion, subject to adjustment as described in the note. As at July 31, 2014, the Company has not received any proceeds under the convertible note. Refer to Note 9(d).

The Company neither owns nor leases any real or personal property. An officer has provided office services without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the financial statements and accordingly are not reflected herein. The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

a)	On January 10, 2014, the Company entered into a consulting agreement with a consultant who will provide consulting services in consideration for $6,000 per month. The consulting fee is payable as follows:

                 i.      $3,000 per month settled in shares at the end of the term of the contract. The number of shares issuable is equal to $3,000 divided by the average of the 3 lowest trading prices in the last 10 days of each month.

                 ii.      $3,000 per month payable in cash at the end of each month.

As of April 30, 2014, no shares had been issued.

b)	On January 28, 2014, the Company entered into an investor relations agreement pursuant to which the Company will make payments totaling $25,000 payable as follows:

                 i.      1st payment: $10,000 due immediately (paid);

                 ii.      2nd payment: $5,000 due March 1, 2014 (paid);

                 iii.      3rd payment: $5,000 due April 1, 2014 (paid);

                 iv.      4th payment: $5,000 due May 1, 2014 (paid).

c)	On March 14, 2014, the Company entered into a consulting agreement with the President of the Company for consulting services to be provided over a one-year term in consideration for $1,000 per month for the first month, and $3,000 per month for the following eleven months. The Company will also pay an initial signing bonus of $10,000. In addition, the President of the Company was granted 2,000,000 options to purchase shares of common stock exercisable for a period of two years at a price of $0.70 per share.
d)	On March 14, 2014, the Company entered into a consulting agreement with the CEO of the Company for consulting services to be provided over a one-year term in consideration for $3,000 per month. The Company will also pay an initial signing bonus of $10,000. In addition, the CEO of the Company was granted 2,000,000 options to purchase shares of common stock exercisable for a period of two years at a price of $0.70 per share.